Segments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Summary of Reconciliation Between Underlying and IFRS Income, Expenses and Net Result
Reconciliation between IFRS and Underlying income, expenses and net result
6 month period1 January to 30 June 2019	Income	Expenses	Taxation	Non-Controlling interests	Net result [1]
Net result IFRS attributable to equity holder of the parent	8,148	5,654	740	47	1,707

Remove impact of:
Insurance Other
Adjustment of the IFRS-EU 'IAS 39 carve out' [2]	1,093		243		850
Underlying [3]	9,241	5,654	983	47	2,556

1 Net result, after tax and non-controlling interests.
2 ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the IFRS-EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3 Underlying figures are derived from figures according to IFRS by excluding the impact of adjustment of the IFRS-EU 'IAS 39 carve-out', divestments, special items, Insurance Other.

Reconciliation between IFRS and Underlying income, expenses and net result
6 month period1 January to 30 June 2018	Income	Expenses	Taxation	Non-Controlling interests	Net result
Net result IFRS attributable to equity holder of the parent	8,883	5,232	995	51	2,605

Remove impact of:
Insurance Other [2]	–18				–19
Adjustment of the IFRS-EU 'IAS 39 carve out' [3]	75		26		50
Underlying result [4]	8,940	5,232	1,021	51	2,636

1 Net result, after tax and non-controlling interests.
2 Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group N.V. On 18 March 2018 ING sold its remaining part of warrants on the shares of Voya Financial. The remaining warrants on the shares of NN Group were sold in November 2018.
3 ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting that applied under the IFRS-EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this impacts is the measure at which management monitors the business.
4 Underlying figures are derived from figures according to IFRS by excluding the impact from divestments, special items, Insurance Other, and IFRS-EU 'IAS 39 carve-out'.

Schedule of ING Group Total
ING Group Total
6 month period1 January to 30 June 2019	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total

Underlying income
– Net interest income	6,950	3	6,953		6,953
– Net fee and commission income	1,386	–0	1,386		1,386
– Total investment and other income	896	6	902		902
Total underlying income	9,232	9	9,241		9,241

Underlying expenditure
– Operating expenses	5,226	12	5,238		5,238
– Additions to loan loss provision	416	0	416		416
Total underlying expenses	5,643	12	5,654		5,654

Underlying result before taxation	3,590	–3	3,586		3,586
Taxation	954	29	983		983
Non-controlling interests	47	0	47		47
Underlying net result	2,589	–32	2,556		2,556
Special items	–	–	–		–
Insurance Other				–	–
Adjustment of the IFRS-EU 'IAS 39 carve out'	–850		–850		–850
Net result IFRS attributable to equity holder of the parent	1,739	–32	1,707	–	1,707

1 Comprises for the most part capital management activities of ING Groep N.V. (Holding).

ING Group Total
6 month period1 January to 30 June 2018	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total

Underlying income
– Net interest income	6,864	–19	6,845		6,845
– Net fee and commission income	1,379	–0	1,378		1,378
– Total investment and other income	711	6	717		717
Total underlying income	8,953	–13	8,940		8,940

Underlying expenditure
– Operating expenses	5,040	–7	5,032		5,032
– Additions to loan loss provision	200	0	200		200
Total underlying expenses	5,240	–7	5,232		5,232

Underlying result before taxation	3,713	–5	3,708		3,708
Taxation	1,026	–5	1,021		1,021
Non-controlling interests	51		51		51
Underlying net result	2,636	–1	2,636		2,636
Insurance Other[2]				19	19
Adjustment of the IFRS-EU 'IAS 39 carve out'	–50		–50		–50
Net result IFRS attributable to equity holder of the parent	2,587	–1	2,586	19	2,605

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding).
2 Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group. On 18 March 2018 ING sold its remaining part of warrants on the shares of Voya Financial.

Summary of Segments Banking by Line of Business
c. Banking activities

Segments Banking by line of business
6 month period1 January to 30 June 2019	Retail Nether-lands[1]	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking[1]	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	1,740	959	796	1,374	1,831	253	6,953
– Net fee and commission income	329	188	123	212	538	–6	1,386
– Total investment and other income	190	112	86	100	248	166	902
Total underlying income	2,260	1,259	1,005	1,687	2,618	413	9,241

Underlying expenditure
– Operating expenses	1,095	873	579	1,061	1,438	192	5,238
– Additions to loan loss provision	33	58	–23	187	162	0	416
Total underlying expenses	1,128	931	556	1,248	1,600	192	5,654

Underlying result before taxation	1,132	328	449	438	1,018	221	3,586
Taxation	287	100	153	123	209	112	983
Non-controlling interests		0	1	38	8		47
Underlying net result	845	229	295	278	801	109	2,556
Special items						–	–
Adjustment of the IFRS-EU 'IAS 39 carve out'					–850		–850
Net result Banking	845	229	295	278	–49	109	1,707
Net result Insurance Other							–
Net result IFRS-IASB							1,707

1 As from 2019, the Dutch domestic midcorporates real estate finance portfolio transferred from Wholesale Banking to Retail Banking Netherlands. Comparative figures have been adjusted.

Segments Banking by line of business
6 month period1 Janaury to 30 June 2018	Retail Nether-lands[1]	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking[1]	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	1,883	898	857	1,310	1,793	105	6,845
– Net fee and commission income	325	201	93	212	548	–1	1,378
– Total investment and other income	192	114	10	61	389	–49	717
Total underlying income	2,401	1,213	960	1,583	2,730	54	8,940

Underlying expenditure
– Operating expenses	1,104	903	524	1,001	1,360	139	5,032
– Additions to loan loss provision	–65	78	13	121	53	–0	200
Total underlying expenses	1,039	982	537	1,122	1,413	139	5,232

Underlying result before taxation	1,362	231	423	460	1,317	–85	3,708
Taxation	335	71	137	116	341	21	1,021
Non-controlling interests		6	1	36	8	–0	51
Underlying net result	1,026	153	285	308	968	–105	2,636
Special items
Adjustment of the IFRS-EU 'IAS 39 carve out'					–50		–50
Net result Banking	1,026	153	285	308	918	–105	2,586
Net result Insurance Other							19
Net result IFRS-IASB							2,605

1 As from 2019, the Dutch domestic midcorporates real estate finance portfolio transferred from Wholesale Banking to Retail Banking Netherlands. Comparative figures have been adjusted. In the first 6 months of 2018 underlying income of the transferred portfolio was EUR 134 million, underlying operating expenses EUR 26 million, addition to loan loss provision EUR -14 million, taxation EUR 29 million, and net result EUR 94 million.

Summary of Geographical Segments Banking
Geographical segments Banking
6 month period1 January to 30 June 2019	Nether-lands	Belgium[1]	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World[1]	Other	Total Banking
Underlying income
– Net interest income	2,061	1,112	1,060	885	799	788	247	6,953
– Net fee and commission income	487	270	142	142	152	201	–6	1,386
– Total investment and other income	90	177	108	5	160	190	172	902
Total underlying income	2,638	1,558	1,310	1,032	1,110	1,180	413	9,241

Underlying expenditure
– Operating expenses	1,472	1,025	654	638	608	648	193	5,238
– Additions to loan loss provision	78	99	–32	92	130	49	0	416
Total underlying expenses	1,550	1,124	622	730	738	698	193	5,654

Underlying result before taxation	1,088	435	689	302	372	482	219	3,586
Taxation	271	132	233	101	85	47	113	983
Non-controlling interests	–0	0	1		46			47
Underlying net result	817	303	454	201	240	436	106	2,556
Special items	–	–	–	–	–	–	–	–
Insurance Other							–	–
Adjustment of the IFRS-EU 'IAS 39 carve out'	–413	–287	–160	10				–850
Net result IFRS	404	16	294	211	240	436	106	1,707

1 As from 2019, financials of Nordics locations (which are managed from Brussels) transferred from ‘Wholesale Banking Rest of World’ to ‘Belgium’. Comparative figures have been adjusted.

Geographical segments Banking
6 month period1 January to 30 June 2018	Nether-lands	Belgium[1]	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World[1]	Other	Total Banking
Underlying income
– Net interest income	2,273	1,048	1,117	847	785	673	102	6,845
– Net fee and commission income	471	253	117	129	164	246	–1	1,378
– Total investment and other income	217	200	13	16	120	197	–46	717
Total underlying income	2,960	1,500	1,248	991	1,069	1,117	54	8,940

Underlying expenditure
– Operating expenses	1,454	1,053	594	584	596	606	146	5,032
– Additions to loan loss provision	–111	67	51	67	85	41	–0	200
Total underlying expenses	1,343	1,120	645	651	681	647	146	5,232

Underlying result before taxation	1,617	380	603	341	389	470	–91	3,708
Taxation	398	103	204	109	83	105	18	1,021
Non-controlling interests	0	6	1		44		–0	51
Underlying net result	1,219	270	398	231	261	365	–109	2,636
Special items
Insurance Other							19	19
Adjustment of the IFRS-EU 'IAS 39 carve out'	49	–35	–53	–10				–50
Net result IFRS	1,268	235	344	222	261	365	–91	2,605

1 As from 2019, financials of Nordics locations (which are managed from Brussels) transferred from ‘Wholesale Banking Rest of World’ to ‘Belgium’. Comparative figures have been adjusted.